Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and intangible assets [Abstract]
Goodwill
	Year Ended December 31,
	2015	2014
Balance at beginning of year	$66,031	$66,031
U.S. East Coast business acquisition	-	-
Balance at end of year	$66,031	$66,031

Intangible assets
		Below Market Acquired Time Charter	Concession Agreements	Non-compete covenant	Total

Cost	December 31, 2014	$1,915	$19,797	$3,365	$25,077
	December 31, 2015	-	12,025	3,365	15,390

Accumulated Amortization	December 31, 2014	(1,915)	(5,199)	(2,456)	(9,570)
	December 31, 2015	-	(3,639)	(2,973)	(6,612)

NBV	December 31, 2014	-	14,598	909	15,507
	December 31, 2015	-	8,386	392	8,778
	2016	-	678	392	1,070
	2017	-	676	-	676
Amortization Schedule	2018	-	676	-	676
	2019	-	676	-	676
	2020	-	678	-	678
	Thereafter	$-	$5,002	$-	$5,002